Supplemental Financial Statement Data - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Other liabilities:
Non-current net tax payable	$ 119	$ 56
Non-current lease liability	196	171
Other non-current liabilities	55	59
Tax indemnification liability	110	0
Total other liabilities	$ 480	286
The Flash Business of Western Digital Corporation [Member]
Other liabilities:
Non-current net tax payable		56	$ 30
Non-current lease liability		172	87
Other non-current liabilities		59	61
Total other liabilities		286	179
The Flash Business of Western Digital Corporation [Member] | Lease Liability [Member]
Other liabilities:
Non-current lease liability		$ 171	$ 88